Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jan. 12, 2021	Jan. 11, 2021	Mar. 11, 2020	Jan. 10, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 26, 2019	Dec. 31, 2018	Sep. 09, 2018
Subsequent Event [Line Items]
Common stock, shares issued					70,488,700	70,488,700	1	1
Common stock, shares outstanding					70,488,700	70,488,700		1	1
IPO [Member]
Subsequent Event [Line Items]
Stock shares issued during the period shares			5,000,000
Number of shares transferred by the existing shareholders			2,500,000
Sale of stock issue price per share			$ 10.0
Sale of stock net consideration received on the transaction			$ 45,577
Subscription Agreement With Shanghai Ruhai [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock shares issued during the period shares			1,350,000
Sale of stock issue price per share			$ 10.0
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding			47,529,220
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares issued			39,309,480
Restructuring [Member] | Longwater [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding					22,767,690
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock shares issued during the period shares	70,488,700
Subsequent Event [Member] | Subscription Agreement With Shanghai Ruhai [Member]
Subsequent Event [Line Items]
Common stock shares issued but not subscribed value				$ 4,500
Subsequent Event [Member] | Two Thousand And Twenty One Share Incentive Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of shares authorized	3,524,435
Share based compensation by share based payment arrangement number of shares authorized as a percentage of shares outstanding	5.00%
Subsequent Event [Member] | Common Class B [Member] | Longwater [Member]
Subsequent Event [Line Items]
Common stock shares voting rights	20
Subsequent Event [Member] | Restructuring [Member] | Longwater [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding	22,767,690
Subsequent Event [Member] | Restructuring [Member] | Put Option [Member] | Longwater [Member]
Subsequent Event [Line Items]
Redemption Price Factor		13.5
Internal Rate Of Return		25.00%
Subsequent Event [Member] | Parent Company Shareholders [Member] | Restructuring [Member]
Subsequent Event [Line Items]
Temporary equity and permanent equity shares issued during the period shares	70,488,700
Shares surrendered during the period shares	100,000